Stock-Based Compensation (Summary Of Unvested Shares) (Details) - Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of Options, Unvested	81,311
Number of Options, Granted		52,465
Number of Options, Vested	(33,127)
Number of Options, Cancelled	(794)
Number of Options, Unvested	47,390	81,311
Weighted Average Fair Value at Grant Date, Unvested	$ 7.90
Weighted Average Fair Value at Grant Date, Vested	5.53
Weighted Average Fair Value at Grant Date, Cancelled	9.12
Weighted Average Fair Value at Grant Date, Unvested	$ 9.55	$ 7.90
Nonvested Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of Options, Unvested	81,311	131,531
Number of Options, Granted		52,465
Number of Options, Vested		(51,386)
Number of Options, Cancelled		(51,299)
Number of Options, Unvested		81,311
Weighted Average Fair Value at Grant Date, Unvested	$ 7.90	$ 13.19
Weighted Average Fair Value at Grant Date, Granted		4.20
Weighted Average Fair Value at Grant Date, Vested		14.12
Weighted Average Fair Value at Grant Date, Cancelled		11.47
Weighted Average Fair Value at Grant Date, Unvested		$ 7.90